S000005553 [Member] Investment Risks - Nuveen Small/Mid Cap Growth Opportunities Fund	Oct. 31, 2025
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk—The use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments and involves transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset, and the risks associated with investing in such derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or that are otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information about issuers in emerging market countries, which could negatively affect the ability of the Fund’s sub-adviser to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.

Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad, as well as armed conflicts and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards.

Frequent Trading Risk[Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk—The Fund's portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Stock Risk—Growth stocks typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth stocks may never reach their expected market value and may decline in price. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Health Care Sector Risk—The Fund currently invests a significant portion of its assets in the health care sector, although this may change over time. Health care companies may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, changes in patent and intellectual property rights and product liability claims, among other factors.

Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk—The Fund currently invests a significant portion of its assets in the industrials sector, although this may change over time. Industrials companies are affected by various factors, including the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, as inflation increases, the value of the Fund’s assets can decline.

Small and Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Cap Company Risk—Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations and lower liquidity, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price. While mid-cap securities may be slightly less volatile than small-cap securities, they still involve similar risks.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser, including its use of proprietary and third-party technology systems, models, algorithms and data management software, may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.